INVESTMENT MANAGEMENT
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VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

January 10, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Voya Funds Trust (the “Registrant”)
(on behalf of Voya Short Duration High Income Fund (the “Acquiring Fund”))

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”), for the Registrant. This Form N-14 is being filed in connection with a proposed reorganization pursuant to which the Acquiring Fund, a series of the Registrant, will acquire all of the assets of Voya Floating Rate Fund (the “Target Fund”), also a series of the Registrant, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund. It is proposed that this filing will become effective on February 18, 2025, pursuant to Rule 488 under the 1933 Act.

No fees are required in connection with this filing. Should you have any questions please feel free to contact Angela Gomez at (480) 477-2313 or the undersigned at (339) 222-0145.

Regards,

/s/ Caitlin Robinson Caitlin Robinson

Vice President and Counsel Voya Investment Management

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